Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income from continuing operations attributable to IGT PLC	$ 156	$ 275	$ 65
Income from discontinued operations attributable to IGT PLC	0	0	417
Net income attributable to IGT PLC	$ 156	$ 275	$ 482
Denominator:
Weighted average shares - basic (in shares)	200,000	202,000	205,000
Incremental shares under stock based compensation plans (in shares)	3,000	2,000	2,000
Weighted average shares, diluted (in shares)	203,000	203,000	207,000
Net income from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.78	$ 1.36	$ 0.32
Net income from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.77	1.35	0.31
Net income from discontinued operations attributable to IGT PLC per common share - basic (in dollars per share)	0	0	2.03
Net income from discontinued operations attributable to IGT PLC per common share - diluted (in dollars per share)	0	0	2.02
Net income attributable to IGT PLC per common share - basic (in dollars per share)	0.78	1.36	2.35
Net income attributable to IGT PLC per common share - diluted (in dollars per share)	$ 0.77	$ 1.35	$ 2.33